Note 18 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents:
Cash at banks	$ 118,314	$ 81,211
Liquidity funds	1,166,697	160,198
Short – term investments	269,288	186,952
Total cash and cash equivalents	1,554,299	428,361
Other investments - current:
Other investments - current	210,376	487,734
Other investments - Non-current:
Other investments - non-current	24,934	118,155
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Other investments - current:
Other investments - current	65,874	300,410
Bonds and other fixed income [member]
Other investments - current:
Other investments - current	144,502	187,324
Other investments - Non-current:
Other investments - non-current	18,012	113,829
Other investments [member]
Other investments - Non-current:
Other investments - non-current	$ 6,922	$ 4,326